Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2011 TransUnion Corp-Predecessor	Mar. 31, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.
Current assets:
Cash and cash equivalents	$ 117.4	$ 154.3	$ 107.8	$ 117.4	$ 154.3
Trade accounts receivable, net of allowance	180.8	163.6	139.4	180.8	163.6
Other current assets	76.5	58.7	55.4	75.8	82.7
Current assets of discontinued operations			0.1
Total current assets	374.7	376.6	302.7	374.0	400.6
Property, plant and equipment, net of accumulated depreciation and amortization	116.3	121.2	109.0	116.3	121.2
Other marketable securities	10.8	11.4	10.3	10.8	11.4
Goodwill	1,809.0	1,804.2	275.2	1,809.0	1,804.2
Other intangibles, net	1,886.6	1,911.6	230.8	1,886.6	1,911.6
Other assets	100.1	95.7	77.8	132.8	129.8
Total assets	4,297.5	4,320.7	1,005.8	4,329.5	4,378.8
Current liabilities:
Trade accounts payable	82.1	77.5	75.1	82.6	78.4
Current portion of long-term debt	10.5	10.6	21.8	10.5	10.6
Other current liabilities	92.1	107.0	100.2	108.1	129.3
Current liabilities of discontinued operations			0.4
Total current liabilities	184.7	195.1	197.5	201.2	218.3
Long-term debt	1,665.8	1,672.3	1,579.4	2,663.9	2,670.3
Other liabilities	660.8	667.4	53.3	671.7	679.4
Total liabilities	2,511.3	2,534.8	1,830.2	3,536.8	3,568.0
Redeemable noncontrolling interests	22.2	14.7		22.2	14.7
Stockholders' equity:
Preferred stock, value
Common stock, value			0.3	1.1	1.1
Additional paid-in capital	1,689.1	1,687.2	893.9	1,111.5	1,109.4
Treasury stock at cost			(0.2)	(2.7)	(0.7)
Retained earnings	25.3	15.1	(1,739.0)	(389.0)	(382.6)
Accumulated other comprehensive income (loss)	(40.7)	(24.4)	(3.6)	(40.7)	(24.4)
Total TransUnion Corp. stockholders' equity	1,673.7	1,677.9	(848.6)	680.2	702.8
Noncontrolling interests	90.3	93.3	24.2	90.3	93.3
Total stockholders' equity	1,764.0	1,771.2	(824.4)	770.5	796.1
Total liabilities and stockholders' equity	$ 4,297.5	$ 4,320.7	$ 1,005.8	$ 4,329.5	$ 4,378.8